VIA EDGAR

November 20, 2007

Securities and Exchange Commission

Document Control

100 F Street, NE

Washington, DC  20549

RE:	Old Mutual Funds II

1933 Act File No. 002-99810

1940 Act File No. 881-04391

CIK No. 0000775180

Rule 497(j) Certification/PEA 100

Ladies and Gentlemen:

On behalf of Old Mutual Funds II (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), I hereby certify that: (i) the Class A, Class C, Class R, Class Z, and Institutional Class Prospectus for the Old Mutual TS&W Mid-Cap Value Fund; (ii) the Institutional Class Prospectus for the Old Mutual Advantage Growth Fund, the Old Mutual Barrow Hanley Core Bond Fund, and the Old Mutual Dwight High Yield Fund; and (iii) the Statement of Additional Information for Old Mutual Funds II series portfolios (excluding the Old Mutual Discover Value Fund) that would have been filed pursuant to Rule 497(c) under the Securities Act of 1933 (the “1933 Act”) would not have differed from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 100 under the 1933 Act to the Registrant’s Registration Statement on Form N-1A effective on November 19, 2007 (the “Amendment”); and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission.

If you have any questions regarding this filing, please do not hesitate to contact me at 720-200-7736.

Very truly yours,

/s/ Rhonda A. Mills

Rhonda A. Mills

Associate Counsel

OLD MUTUAL CAPITAL, INC.